Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share)	$ 0	$ 0	$ 0.24